Business Combinations - Shares of Common Stock Issued and Outstanding (Details)				0 Months Ended				0 Months Ended									0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 21, 2013 Business Combination	May 21, 2013 Business Combination	Dec. 31, 2012 Business Combination	Jan. 01, 2012 Business Combination	May 21, 2013 ROI Acquisition Corp Business Combination	May 21, 2013 ROI Acquisition Corp Business Combination	May 20, 2013 ROI Acquisition Corp Business Combination	May 21, 2013 Parent Company Business Combination	May 21, 2013 Before Acquisition ROI Acquisition Corp Business Combination	May 20, 2013 Publicly Owned ROI Acquisition Corp Business Combination	May 21, 2013 Publicly Owned Before Acquisition ROI Acquisition Corp Business Combination	May 20, 2013 Founders ROI Acquisition Corp Business Combination	May 21, 2013 Founders Before Acquisition ROI Acquisition Corp Business Combination	May 21, 2013 Former Parent Business Combination	May 21, 2013 Former Parent Parent Company Business Combination	May 21, 2013 Sponsor Business Combination	May 21, 2013 Sponsor Parent Company Business Combination
Business Acquisition [Line Items]
Shares outstanding	20,563,059	20,540,193	12,190,000		22,045,373	12,190,000	12,190,000		4,705,373	9,385,000	22,045,373	9,385,000	7,500,000	7,500,000	1,885,000	1,885,000
Less: redemption of ROI public shares				(4,679,627)	(4,679,627)			(4,679,627)	(4,679,627)
Common stock shares issued				12,190,000	12,190,000												15,690,000	15,690,000	1,650,000	1,650,000